RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE M — RELATED PARTY TRANSACTIONS

AFG Reseller Agreement

On August 19, 2023, the Company entered into Reseller Agreement, providing for, among other things, AFG to act as the Company’s exclusive reseller of certain products on terms and conditions set forth therein and, as partial consideration to AFG for such services, the Company issued 1,750,000 shares of Common Stock with an aggregate fair value of $13,475,000 based on the closing stock price on the date of the Merger. Additionally, the Company issued AFG a warrant to purchase up to 3,750,000 shares of Common Stock, with each warrant exercisable for one share of Common Stock at an exercise price of $10.00 and a fair value of $2.52 per warrant (Note K). During the six months ended June 30, 2024 there was no revenue recognized pursuant to the Reseller Agreement.

Advances to Officers and Directors

Certain officers and directors advanced funds to or were advanced from the Company on an undocumented, non-interested bearing, due on demand basis. As of June 30, 2024, $380,000 and $30,570 of amounts owed to related parties were included within accrued expenses and accounts payable, respectively, in the accompanying unaudited condensed consolidated balance sheet. As of December 31, 2023, $178,723 and $48,069 of amounts owed to related parties were included within accrued expenses and accounts payable, respectively, in the accompanying consolidated balance sheet. During the three months ended June 30, 2024 and 2023, the Company recorded professional and other fees and costs related to consulting services from related parties of $66,102 and $116,927, respectively, within general and administrative expenses in the accompanying unaudited condensed consolidated statements of operations. During the six months ended June 30, 2024 and 2023, the Company recorded professional and other fees and cost related to consulting services from related parties of $124,887 and $157,217, respectively, within general and administrative expenses in the accompanying unaudited condensed consolidated statements of operations.

Promissory Note

On June 30, 2023, the Company entered into a promissory note agreement with a related party for $620,000. The note bears interest at 7% per annum and matures on June 25, 2025. During the three and six months ended June 30, 2024, the Company issued 93,333 shares of Common Stock to extinguish the outstanding balance of $420,000, resulting in a gain on debt extinguishment of $97,992 in the accompanying unaudited condensed consolidated statements of operations.

Related Party Advance

The Company received non-interest bearing and payable upon demand related party advances from DHC’s Sponsor in connection with the Merger. As of June 30, 2024, the Company had $693,036 in related party advances in the accompanying unaudited consolidated balance sheets.

NOTE N – RELATED PARTY TRANSACTIONS

In the year ended December 31, 2023 and 2022, certain officers and directors advanced funds to or were advances from the Company on an undocumented, non-interest bearing, due on demand basis. As of December 31, 2023, $178,723 and $48,069 of amounts owed to related parties were included within accrued expenses and accounts payable, respectively, in the accompanying consolidated balance sheet and no amounts were owed to the Company from any such related party. As of December 31, 2022, the Company owed $35,539 and was owed $13,685. In the years ended December 31, 2023 and 2022, the Company recorded professional and other fees and costs related to consulting services from related parties of approximately $571,215 and $192,000, respectively, within general and administrative expenses in the accompanying consolidated statements of operations.

On June 30, 2023, the Company entered into a promissory note agreement with a related party for $620,000. The note bears interest at 7% per annum and matures on June 25, 2025. The proceeds were used to satisfy a financial obligation totaling $620,000 that the Company owed to an advisory firm. The Company may prepay interest and principal on the note at any time before maturity on June 25, 2025. As of December 31, 2023, the balance on the promissory note was $500,000. For the year ended December 31, 2023, the Company recorded $25,299 in interest expense related to the promissory note agreement.